Other Commitments with Third Parties and Other Contingent Liabilities	12 Months Ended
Dec. 31, 2023
Other Commitments with Third Parties and Other Contingent Liabilities
Other Commitments with Third Parties and Other Contingent Liabilities

(29)    Other Commitments with Third Parties and Other Contingent Liabilities

(a)	Guarantees

The Group has no significant guarantees extended to third parties.

(b)	Guarantees committed with third parties

Since 30 June 2023, Grifols, through Grifols Shared Services North America, Inc, acts as a guarantor for five lease contracts for certain ImmunoTek plasma centers not affected by the collaboration under Biotek America LLC. In addition, Grifols, S.A. acts as guarantor of the commitments made for the purchase of the 28 plasma centers (see note 11).

In March 2019, Grifols entered into a share exchange agreement with Shanghai RAAS Blood Products Co. Ltd. The sales contract establishes a consideration of Shanghai RAAS shares for Grifols Diagnostic Solutions Inc. shares and a contingent consideration in the form of a minimum guarantee for the EBITDA (Earnings before interests, tax, amortization and depreciation) differential to be generated by Grifols Diagnostic Solutions Inc. at the end of five years (fiscal year 2023) and a minimum of US Dollars 1,300 million. This compensation would correspond to the product of: (i) the difference between the accumulated EBITDA in the period 2019 to 2023 and US Dollars 1,300 million and (ii) the percentage of ownership of Shanghai RAAS in Grifols Diagnostic Solutions Inc (45%).

The contingent consideration is part of the acquisition price of SRAAS shares and is subsequently valued at fair value with changes in profit and loss. Both at the initial moment and in each year, the fair value of the financial liability has been zero and in the year 2023 there has been no settlement for this contingent consideration.

Additionally, under the framework of the Strategic Alliance and Share Purchase Agreement with Haier Group Corporation announced on 29 December 2023, for the sale of a 20% ownership of Shanghai RAAS Blood Products Co. Ltd., Grifols has committed to achieving an aggregate EBITDA in Grifols Diagnostics Solutions Inc. of US Dollars 850 million for the period 2024-2028. If this EBITDA is not met, Grifols must compensate Shanghai RAAS Blood Products Co. Ltd. with the 45% of the remaining amount until reaching said amount. Grifols must also distribute 50% of the distributable profit in Grifols Diagnostic Solutions Inc. to the shareholders of Grifols Diagnostic Solutions Inc. in the period 2024-2028.

Additionally, the Group has significant guarantees extended to third parties described in note 21.

(c)Obligations with personnel

The Group’s annual contribution to defined contribution pension plans of Spanish Group companies for 2023 has amounted to Euros 1,079 thousand (Euros 1,033 thousand for 2022).

In successive years this contribution will be defined through labor negotiations.

In the event that control is taken of the Company, the Group has agreements with 39 employees/directors whereby they can unilaterally rescind their employment contracts with the Company and are entitled to termination benefits ranging from two to five years’ salary.

The Group has contracts with eight executives entitling them to termination benefits ranging from eleven months to four years of their salary in different circumstances.

Restricted Share Unit Retention Plan

In March 2022, the Group established a Restricted Stock Share Plan (hereinafter RSU) for certain employees. Under this plan, an employee may elect to receive up to 50% of his or her annual bonus in Class B non-voting ordinary shares (Grifols Class B Shares) or Grifols American Depositary Shares (Grifols ADSs), and the Group will match this with an additional 50% contribution in RSUs.

Class B Grifols shares and Grifols ADSs are valued at the date of grant of the bonus.

These RSUs will have a vesting period of 2 years and 1 day and will subsequently be exchanged for Grifols Class B Shares or Grifols ADSs (American Depositary Shares representing 1 Class B Share).

If an eligible employee leaves the company or is terminated prior to the vesting period, he/she will not be entitled to the additional RSUs.

At 31 December 2023 the Group has settled the 2020 RSU plan for an amount of Euros 3,296 thousand (Euros 9,381 thousand at 31 December 2022 corresponding to the 2019 RSU plan).

This commitment is treated as equity-settled and the accumulated amount recognized at 31 December 2023 as share-based payments cost of employees is Euros 8,282 thousand (Euros 7,304 thousand at 31 December 2022).

Equity-settled share-based payment plan

In May 2023, the Board of Directors approved a proposal to the Ordinary General Meeting on 16 June, 2023, which approved it, a long term incentive plan. based on the granting of stock options for certain executive directors, members of the senior management of Grifols and its subsidiaries. The plan has a term of four years for each beneficiary, from the effective date where 40% of the options granted will vest (provided that the conditions for their vesting are met) at the end of the second year of the plan and the remaining 60% will vest (provided that the conditions for their vesting are met) at the end of the fourth year of the plan. A maximum of 4,000,000 stock options will be granted, representing the right to acquire 4,000,000 Class A shares of the Company with an exercise price of Euros 8.96 per Class A share. As a condition for the vesting of the options granted, each beneficiary must have remained continuously employed by Grifols on each vesting date, must pass an individual performance evaluation and, in addition, settlement is subject to the achievement of specific, predetermined and quantifiable objectives, related to financial and non-financial metrics, in order to reward value creation through the achievement of the objectives set in the plan. The Company will allocate the shares it currently holds in treasury or may come to hold to cover the needs of the plan.

Settlement date	Number of shares assigned	Unit fair value (Euros)
2025	1,148,000	3.05
2027	1,722,000	2.85

Additionally, there is a special remuneration plan referenced to the value of the share settled in equity instruments for certain executives with an exercise price of Euros 8.964 and Euros 12.84 per Class A share and maturity 2024, 2025.

Settlement date	Number of RSUs assigned	Unit fair value (Euros)
28/02/2024	180,000	2.39
22/02/2025	700,000	1.08
28/02/2025	270,000	2.19

The recognized amount in Equity as of 31 December 2023 amounts to Euros 2,586 thousand.

Cash-settled share-based payment plan

In May 2023, the Board of Directors of Grifols, S.A. approved a new long-term incentive plan based on restricted stock units (RSUs) aimed at certain members of the management team of the Company and its subsidiaries. The plan has a total duration of four years, where 50% of the RSUs granted will be settled at the end of the second year of the plan and the remainder at the end of the fourth year of the plan. As a condition for the vesting of the RSUs granted, each beneficiary must have remained continuously employed by Grifols on the settlement date of the plan and, in addition, such settlement is subject to the achievement of performance objectives. The RSUs will be settled in cash for an amount equivalent to the average price of the Class A shares during the five (5) business days prior to the settlement. At 31 December 2023, the total accumulated amount is Euros 1,610 thousand and is included in the heading “Trade and other payable”. The amount recognized in the Consolidated Statement of Profit and Loss as of 31 December 2023 amounts to Euros 1,724 thousand.

Settlement date	Number of RSUs assigned	Unit fair value (Euros)
2025	278,400	13.22
2027	278,400	11.08

Savings plan and profit-sharing plan

The Group has a defined contribution plan (savings plan), which qualifies as a deferred salary arrangement under Section 401 (k) of the Internal Revenue Code (IRC). Once eligible, employees may elect to contribute a portion of their salaries to the savings plan, subject to certain limitations. The Group matches 100% of the first 4% of employee contributions and 50% of the next 2%. Group and employee contributions are fully vested when contributed. The total cost of matching contributions to the savings plan was US Dollars 33.4 million in 2023 (US Dollars  34.1 million in 2022).

Other plans

The Group has a defined benefit pension plan for certain former Talecris Biotherapeutics, GmbH employees in Germany as required by statutory law. The pension cost relating to this plan is not material for the periods presented.

(d)Purchase commitments

Details of the Group’s raw material purchase commitments at 31 December 2023 are as follows:

Thousands of Euros
2024	292,259
2025	207,691
2026	135,897
2027	92,838
2028	95,175
More than 5 years	96,600

Purchase option on BPC Plasma Inc. and Haema AG

On 28 December 2018, the Group sold BPC Plasma Inc. and Haema AG to Scranton Enterprises B.V. The sales contract included a purchase option for Grifols that grants it the irrevocable and exclusive right (not an obligation) to acquire the shares sold to Scranton Enterprises B.V. (both at the same time) at any time from the effective date of sale.

The exercise price of the option will be equal to the greater of: (i) the same price at which the shares were sold to Scranton, adding the expenses related to the transaction and the increase in net working capital from the time of exercise of the option and the time at which the sale occurred, and (ii) the amount necessary to cancel the debt contracted by Scranton with the financing entity of the transaction for an amount of US Dollars 360 million, plus accrued interest, as well as any other amount necessary to cancel said debt.

National Service Projects Organization (NSPO)

On July 29, 2021, Grifols signed an agreement with the Egyptian company National Service Projects Organization (“NSPO”) through which Grifols and NSPO has incorporated a new entity in Egypt for the construction and operation of 20 plasma collection centers, a fractionation plant, and a protein purification and dosing plant. Grifols and NSPO hold 49% and 51% respectively in the new entity. The agreement includes a call option and a put option for both shareholders which allows them to acquire or sell their entire stake to the counterparty. These options can be exercised once the 10-year period from the creation of the company has elapsed. As the options are based on a variable number of shares and a variable amount, there is a derivative financial instrument that shall be measured at fair value through profit or loss. Given that the option price has been set at a value similar to the fair value of the new entity, the options do not have a significant value. As of 31 December 2023, no amount has been recognized for these options as they are not significant.

Canadian Blood Services

In September 2022, Grifols signed a collaboration agreement with Canadian Blood Services (CBS) to supply them with 2.4 million grains of Immunoglobulin exclusively through a network of Canadian plasma centers that should be fully developed and operational by July 2026. To achieve this goal, Grifols will need to collect 600.000 liters of Canadian plasma annually from Grifols-owned plasma centers in Canada. For this reason, Grifols has made the following commitments for the acquisition of plasma and self-built centers in Canada:

Euros
2024	2025	2026	2027
13,372,075	20,897,588	30,172,027	18,939,896

(e)Judicial procedures and arbitration

Details of legal proceedings in which the Company or Group companies are involved are as follows:

●	ABBOTT LABORATORIES v. GRIFOLS DIAGNOSTIC SOLUTIONS INC., GRIFOLS WORLDWIDE OPERATIONS LIMITED AND NOVARTIS VACCINES AND DIAGNOSTICS, INC.

Served:  8 October 2019

US District Court, Northern District of Illinois

Patent Infringement, Civil Action No. 1:19-cv-6587

Abbott Laboratories (“Abbott”), GDS, GWWO and Novartis Vaccines and Diagnostics, Inc. are in dispute over unpaid royalties payable by Abbott to GDS and Ortho-Clinical Diagnostics (“Ortho”) under an HIV License and Option agreement dated 16 August 2019 (the “HIV License”). On 12 September 2019, GDS and Ortho filed Notice of Arbitration.  On 3 October 2019, Abbott terminated the HIV License and filed for Declaratory Relief seeking to invalidate the licensed patent. On March 16, 2020, Grifols and Ortho filed an answer and counterclaim to the litigation, while simultaneously pursuing arbitration for the pre-termination amount owed by Abbott. The arbitration hearing was 15-16 June 2020. Grifols/Ortho were awarded $4 Million.

NEXT ACTION: Expert Discovery was concluded on October 14th  2022 and the parties filed dispositive motions, including a motion for summary judgement by Abbott, which was unsuccessful to dispose of the litigation. GDS and Ortho contend that the patent is valid and they believe that Abbott will be unsuccessful in its Declaratory Relief action. A mediation took place on 31 January 2024 without success. A status conference is scheduled to discuss the matter again and set further dates for trial and pre-trial hearings. Trial is expected to be in late 2024 or early 2025.

●	RAMIREZ-VIVAR, ALFONSO v. GRIFOLS DIAGNOSTIC SOLUTIONS, INC.

Served: 11 March 2021

Superior Court, CA County of Alameda

Case No.: RG21089519

Wage & Hour Class Action

Plaintiff claiming violation of CA wage & hour statutes, including a claim under the Private Attorney’s General Act.

NEXT STEP:  The Hearing on the class certification motion was heard on 28 October 2022.  Court granted class certification encompassing all persons employed in California by GDS as hourly non-exempt employees during period of February 22, 2017 through November 4, 2022, relating to only two of the ten claims alleged in the class action lawsuit.  After exchanging preliminary discovery, this matter settled at mediation for $400,000 in exchange for a full release of all claims. The settlement amount includes a release for any wage and hour claims, claims under the Private Attorneys’ General Act, and attorneys’ fees. The parties are going through the settlement process for this class action, including notices to the Class Members and other statutory waiting periods, and the formal settlement shall be completed in Q2 of 2024.

CLASS POTENTIAL: Approx. 300 CA GDS employees for payroll/wage & hour violations per pay period for 5 years.

●	CERUS CORPORATION v. LABORATORIOS GRIFOLS, S.A.

Cerus Corporation (“Cerus”) and Laboratorios Grifols, S.A. (“Grifols”) entered into a Manufacturing and Supply Agreement executed in 2016, pursuant to which Grifols was to manufacture and supply to Cerus processing and filters sets to be used by Cerus in its own product (the “Agreement”). As a result of Grifols’ decision to discontinue the manufacturing, sale and support of its blood bag product business worldwide, Grifols was unable to comply with the Agreement.

In December 2021, Cerus filed a notice of arbitration in the UK pursuant to the terms of the Agreement alleging wrongful termination of the Agreement by Grifols. Furthermore, in January 2022, Cerus filed injunctive measures with the Courts of Rubí (Barcelona) requiring the suspension of the closure of Grifols’ blood bags production facility until the arbitration proceedings is finalized.

NEXT ACTION: In March 2024, the Parties agreed to further suspend the proceedings, which was granted by the Tribunal until 7 June 2024. However, the Tribunal has called the parties to a short remote hearing on 30 May 2024 in order to avoid that this matter is drifted indefinitely. In the meantime, the companies are working on activating the manufacturing and supply activities within the terms of the Agreement.

●	THE STATE CO. FOR MARKETING DRUGS AND MEDICAL APPLIANCES IN IRAQ (KIMADIA) v. LABORATORIOS GRIFOLS, S.A.

The State Co. for Marketing Drugs and Medical Appliances in Iraq (“KIMADIA”) awarded a tender for the supply of blood bags to Laboratorios Grifols, S.A. (“Grifols”). Grifols, through Hali/Tiba (its agent in Iraq), informed KIMADIA on Grifols’ inability to supply the blood bags pursuant to the tender awarded, due to its decision to discontinue the manufacturing, sale and support of its blood bag product business.

The tender documents set forth a list of penalties and compensations in case the awardee is unable to supply the products to KIMADIA. Further, Hali/Tiba also claims Grifols a compensation for the services performed in relation to the tender.

NEXT ACTION: Grifols has received verbal information that KIMADIA has been able to sourced alternative product for an agreeable pricing and that discussions among Hali/Tiba and KIMADIA had not continue on the topic of possible sanctions. However, given the absence of any written confirmation on the latter, Grifols prefers to let some time go by to assure that the possible claim will not occur.